Schedule1 - Registrant's Condensed Financial Statements - Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Operating expenses	$ (177,139)			$ (151,462)			$ (535,485)	$ (450,617)	$ (612,930)	$ (554,947)	$ (497,108)
Operating loss	23,948			24,087			51,339	68,616	82,467	76,936	64,069
Net income (loss)	12,445	$ (10,632)	$ 3,774	7,669	$ 7,286	$ 5,525	$ 5,587	$ 20,480	15,868	20,601	10,198
Comprehensive income (loss)	$ 12,445	$ (10,632)	$ 3,774	$ 7,669	$ 7,286	$ 5,525			15,868	20,601	10,198
Parent Company
Condensed Income Statements, Captions [Line Items]
Operating expenses									216	181	294
Operating loss									(216)	(181)	(294)
Loss before equity in net income of subsidiary									(216)	(181)	(294)
Equity in net income of subsidiary, net of tax									16,084	20,782	10,492
Net income (loss)									15,868	20,601	10,198
Comprehensive income (loss)									$ 15,868	$ 20,601	$ 10,198